Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 43,145	$ 42,601	$ 42,238
Net unrealized holding gain (loss) on securities available for sale	2,524	(3,096)	(1,079)
Reclassification adjustments for net gain recognized in income	0	(688)	(251)
Tax effect	(792)	1,514	531
Net unrealized gain (loss) on securities available for sale, net of tax	1,732	(2,270)	(799)
Change in overfunded position in pension and postretirement plans arising during the year	3,824	1,333	711
Tax effect	(812)	(533)	(281)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	3,012	800	430
Amortization of net actuarial (gain) loss	(289)	(90)	70
Amortization of prior service cost	90	90	90
Tax effect	(100)	0	(63)
Amortization of net actuarial (gain) loss and prior service (credit) cost on pension and postretirement plans, net of tax	(299)	0	97
Other comprehensive income (loss), net of tax	4,445	(1,470)	(272)
Comprehensive income	$ 47,590	$ 41,131	$ 41,966